T. ROWE PRICE Mid-Cap Value Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.5%
COMMUNICATION SERVICES 3.9%
Entertainment 0.6%
Madison Square Garden Entertainment (1) 1,142,605 37,603
Sphere Entertainment (1) 960,993 35,711
73,314
Media 3.3%
DISH Network, Class A (1)(2) 2,916,105 17,088
News, Class A  12,530,600 251,364
News, Class B  1,231,970 25,711
Paramount Global, Class B  3,609,070 46,557
Scholastic  1,982,456 75,611
416,331
Total Communication Services 489,645
CONSUMER DISCRETIONARY 6.4%
Automobiles 1.2%
General Motors  4,616,039 152,191
152,191
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1) 1,564,661 127,457
127,457
Hotels, Restaurants & Leisure 0.8%
Compass Group (GBP)  4,021,792 97,897
97,897
Specialty Retail 2.2%
Bath & Body Works  3,506,817 118,530
Best Buy  1,252,668 87,023
Burlington Stores (1) 559,486 75,699
281,252
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren  1,336,718 155,180
155,180
Total Consumer Discretionary 813,977
CONSUMER STAPLES 6.3%
Beverages 1.8%
Constellation Brands, Class A  663,167 166,674
Monster Beverage (1) 1,162,800 61,570
228,244

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail 0.9%
Sysco  1,767,664 116,754
116,754
Food Products 2.9%
Bunge  724,598 78,438
Flowers Foods  6,447,458 143,005
Tyson Foods, Class A  2,852,769 144,036
365,479
Personal Care Products 0.7%
Kenvue  4,607,293 92,514
92,514
Total Consumer Staples 802,991
ENERGY 8.0%
Energy Equipment & Services 5.6%
Baker Hughes  2,872,592 101,460
Expro Group Holdings (1) 3,734,550 86,754
SEACOR Marine Holdings (1)(3) 2,851,265 39,575
TechnipFMC  12,231,552 248,790
Tidewater (1)(3) 3,183,892 226,279
702,858
Oil, Gas & Consumable Fuels 2.4%
Cameco  2,692,712 106,739
Hess  423,819 64,844
Suncor Energy (2) 3,675,000 126,347
297,930
Total Energy 1,000,788
FINANCIALS 14.3%
Banks 3.9%
Fifth Third Bancorp  7,917,244 200,544
Popular  2,526,974 159,225
Webster Financial  3,188,032 128,509
488,278
Capital Markets 1.0%
Main Street Capital (2) 1,980,746 80,478
Open Lending, Class A (1) 6,143,073 44,967
125,445
Consumer Finance 0.8%
OneMain Holdings  2,429,553 97,401
97,401

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services 5.4%
Apollo Global Management  1,583,487 142,134
Corebridge Financial  3,552,177 70,155
FleetCor Technologies (1) 770,765 196,807
Global Payments  1,605,687 185,280
Jackson Financial, Class A  2,180,476 83,338
677,714
Insurance 3.2%
Allstate  785,694 87,534
Assurant  573,296 82,314
Kemper  2,454,891 103,179
RenaissanceRe Holdings  647,605 128,174
401,201
Total Financials 1,790,039
HEALTH CARE 10.0%
Health Care Equipment & Supplies 3.7%
Baxter International  3,875,705 146,269
DENTSPLY SIRONA  2,669,444 91,188
Koninklijke Philips (EUR) (1) 3,822,290 76,264
Teleflex  312,842 61,445
Zimmer Biomet Holdings  758,730 85,145
460,311
Health Care Providers & Services 3.2%
Cardinal Health  906,171 78,674
Centene (1) 1,218,986 83,964
Select Medical Holdings (3) 9,653,715 243,949
406,587
Life Sciences Tools & Services 1.1%
Charles River Laboratories International (1) 731,502 143,360
143,360
Pharmaceuticals 2.0%
Catalent (1) 2,223,314 101,227
Elanco Animal Health (1) 5,765,732 64,807
Viatris  8,327,601 82,110
248,144
Total Health Care 1,258,402
INDUSTRIALS & BUSINESS SERVICES 16.2%
Aerospace & Defense 5.2%
Huntington Ingalls Industries  462,370 94,592
L3Harris Technologies  680,383 118,468
Rolls-Royce Holdings (GBP) (1) 54,583,769 146,251

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Spirit AeroSystems Holdings, Class A (3) 6,390,416 103,141
Textron  2,451,378 191,551
654,003
Building Products 0.7%
Trane Technologies  397,750 80,707
80,707
Ground Transportation 2.3%
JB Hunt Transport Services  850,914 160,414
Norfolk Southern  647,314 127,476
287,890
Machinery 5.0%
Alstom (EUR)  3,281,202 77,985
Esab  1,339,256 94,043
Middleby (1) 792,987 101,502
PACCAR  907,175 77,128
Stanley Black & Decker  3,233,411 270,248
620,906
Passenger Airlines 1.1%
Southwest Airlines  5,137,504 139,072
139,072
Professional Services 1.3%
SS&C Technologies Holdings  1,997,855 104,967
Verra Mobility (1) 3,172,613 59,328
164,295
Trading Companies & Distributors 0.6%
Ashtead Group (GBP)  1,292,195 78,362
78,362
Total Industrials & Business Services 2,025,235
INFORMATION TECHNOLOGY 9.7%
Communications Equipment 0.6%
Arista Networks (1) 398,365 73,271
73,271
Electronic Equipment, Instruments & Components 2.3%
Corning  6,343,698 193,292
TE Connectivity  764,200 94,402
287,694
Semiconductors & Semiconductor Equipment 3.0%
Marvell Technology  2,843,599 153,924
MKS Instruments  2,622,665 226,965
380,889

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 3.8%
Pure Storage, Class A (1) 2,711,701 96,591
Western Digital (1) 8,364,713 381,682
478,273
Total Information Technology 1,220,127
MATERIALS 5.4%
Chemicals 0.5%
Scotts Miracle-Gro  1,237,279 63,943
63,943
Construction Materials 1.4%
Summit Materials, Class A (1) 3,142,542 97,859
Vulcan Materials  390,332 78,855
176,714
Containers & Packaging 2.3%
Ball  2,282,741 113,635
Westrock  5,027,808 179,995
293,630
Metals & Mining 1.2%
Franco-Nevada (CAD)  735,953 98,252
Freeport-McMoRan  1,426,235 53,184
151,436
Total Materials 685,723
REAL ESTATE 6.1%
Industrial Real Estate Investment Trusts 1.1%
Rexford Industrial Realty, REIT  2,825,518 139,439
139,439
Office Real Estate Investment Trusts 0.6%
Vornado Realty Trust, REIT  3,023,400 68,571
68,571
Residential Real Estate Investment Trusts 1.4%
Apartment Investment & Management, Class A, REIT (1) 9,615,683 65,387
Equity Residential, REIT  1,852,767 108,776
174,163
Retail Real Estate Investment Trusts 1.1%
Regency Centers, REIT  1,770,694 105,250
Simon Property Group, REIT  293,500 31,707
136,957
Specialized Real Estate Investment Trusts 1.9%
Digital Realty Trust, REIT  506,700 61,321
Rayonier, REIT  3,172,131 90,279

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  2,625,636 80,502
232,102
Total Real Estate 751,232
UTILITIES 6.6%
Electric Utilities 4.6%
Constellation Energy  1,144,872 124,883
Evergy  2,063,619 104,626
FirstEnergy  6,270,903 214,339
PG&E (1) 8,127,910 131,103
574,951
Multi-Utilities 2.0%
Ameren  1,997,801 149,495
CenterPoint Energy  3,571,949 95,907
245,402
Total Utilities 820,353
Total Miscellaneous Common Stocks  4.6% (4) 574,114
Total Common Stocks (Cost $10,943,285) 12,232,626
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.40% (3)(5) 353,810,652 353,811
Total Short-Term Investments (Cost $353,811) 353,811
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (3)(5) 65,954,733 65,955
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 65,955
Total Securities Lending Collateral (Cost $65,955) 65,955
Total Investments in Securities 100.8%
(Cost $11,363,051) $ 12,652,392
Other Assets Less Liabilities (0.8)% (105,828)
Net Assets 100.0% $ 12,546,564

T. ROWE PRICE Mid-Cap Value Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Affiliated Companies
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
SEACOR Marine Holdings  $ (719) $ 14,850 $ —
Select Medical Holdings  2,555 15,181 4,237
Spirit AeroSystems Holdings, Class A  (514) (75,967) —
TechnipFMC  83,829 46,998 684
Tidewater  42,989 89,629 —
T. Rowe Price Government Reserve Fund, 5.40% — — 18,644++
Affiliates not held at period end 13,342 (20,011) 1,354
Totals $ 141,482# $ 70,680 $ 24,919+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
SEACOR Marine Holdings  $ 28,030 $ — $ 3,305 $ 39,575
Select Medical Holdings  308,075 — 79,307 243,949
Spirit AeroSystems Holdings,
Class A  * 60,643 4,453 103,141
Strategic Education  96,049 — 76,038 —
TechnipFMC  312,756 — 110,964 *
Tidewater  182,910 — 46,260 226,279
T. Rowe Price Government
Reserve Fund, 5.40% 577,405  ¤  ¤ 419,766
Total $ 1,032,710^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24,919 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $802,127.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Mid-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,657,615 $ 575,011 $ — $ 12,232,626
Short-Term Investments 353,811 — — 353,811
Securities Lending Collateral 65,955 — — 65,955
Total $ 12,077,381 $ 575,011 $ — $ 12,652,392

T. ROWE PRICE Mid-Cap Value Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F115-054Q3 09/23